Licensed Copyrights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Finite Lived License Agreements [Line Items]
Schedule of Licensed Copyrights, Net

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	37,511,847	(29,687,867)	(353,586)	7,470,394
—Sublicensing rights	5,962,743	(5,962,743)	—	—
	43,474,590	(35,650,610)	(353,586)	7,470,394
Less: current portion
—Broadcasting rights	8,661,499	(7,591,792)	(34,368)	1,035,339
—Sublicensing rights	5,962,743	(5,962,743)	—	—
	14,624,242	(13,554,535)	(34,368)	1,035,339
Licensed copyrights—non-current
—Broadcasting rights	28,850,348	(22,096,075)	(319,218)	6,435,055
—Sublicensing rights	—	—	—	—
	28,850,348	(22,096,075)	(319,218)	6,435,055

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	41,489,049	(33,016,890)	(311,375)	8,160,784	1,280,605
—Sublicensing rights	7,072,190	(7,043,743)	—	28,447	4,464
	48,561,239	(40,060,633)	(311,375)	8,189,231	1,285,069
Less: current portion
—Broadcasting rights	8,591,506	(7,662,016)	(26,748)	902,742	141,660
—Sublicensing rights	7,072,190	(7,043,743)	—	28,447	4,464
	15,663,696	(14,705,759)	(26,748)	931,189	146,124
Licensed copyrights—non-current
—Broadcasting rights	32,897,543	(25,354,874)	(284,627)	7,258,042	1,138,945
—Sublicensing rights	—	—	—	—	—
	32,897,543	(25,354,874)	(284,627)	7,258,042	1,138,945

Licensed Copyrights
Finite Lived License Agreements [Line Items]
Summary of Estimated Amortization Expense Relating to Licensed Copyrights	Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:
	RMB	US$
Within 1 year	3,551,370	557,287
Between 1 and 2 years	1,539,539	241,587
Between 2 and 3 years	1,008,380	158,237